Stock-based Compensation - 2015 Stock Incentive Plan (Details)	1 Months Ended	12 Months Ended
	Aug. 31, 2015	Dec. 31, 2017 USD ($) item shares	Dec. 31, 2016 shares	Dec. 31, 2015 shares	Dec. 31, 2018 shares
Nonemployees
Stock-based Compensation
Grant date fair value | $		$ 5.25
2017 Stock Incentive Plan
Stock-based Compensation
Common stock reserved for issuance		4,018,538
Percentage increase in authorized shares under the plan		4.00%
Vesting period of stock option awards		3 months
Grant cliff vesting period	1 year
Number of common stock options granted		1,112,717
Number of awards subject to modification | item		3
Incremental expenses | $		$ 254,000
2017 Stock Incentive Plan | Exercise Price Not Less Than 100% Of Fair Market Value
Stock-based Compensation
Exercise price of incentive stock options over fair market value of the common stock	100.00%
2017 Stock Incentive Plan | Exercise Price Not Less Than 110% Of Fair Market Value
Stock-based Compensation
Exercise price of incentive stock options over fair market value of the common stock	110.00%
2017 Stock Incentive Plan | Employees, directors and nonemployees
Stock-based Compensation
Number of common stock options granted		1,112,717	164,229	900,167
2017 Stock Incentive Plan | Employees And Directors
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions and Methodology [Abstract]
Risk-free interest rate		1.97%	1.39%	1.84%
Expected term (in years)		5 years 11 months 12 days	6 years 3 months	5 years 11 months 5 days
Expected volatility		66.18%	74.20%	66.50%
2017 Stock Incentive Plan | Nonemployees
Stock-based Compensation
Grant date fair value | $		$ 4.98
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions and Methodology [Abstract]
Risk-free interest rate		2.27%	1.58%	2.25%
Expected term (in years)		10 years	10 years	10 years
Expected volatility		74.91%	71.18%	75.70%
2017 Employee Stock Purchase Plan
Stock-based Compensation
Common stock reserved for issuance		272,841
Percentage increase in authorized shares under the plan		1.00%
Number of common stock options granted		0
2017 Employee Stock Purchase Plan | Forecast
Stock-based Compensation
Common stock reserved for issuance					682,102
Maximum | 2017 Stock Incentive Plan
Stock-based Compensation
Vesting period of stock option awards	4 years
Maximum | 2017 Stock Incentive Plan | Exercise Price Not Less Than 110% Of Fair Market Value
Stock-based Compensation
Voting power of stock	10.00%
Minimum | 2017 Stock Incentive Plan
Stock-based Compensation
Vesting period of stock option awards	3 years
Minimum | 2017 Stock Incentive Plan | Exercise Price Not Less Than 100% Of Fair Market Value
Stock-based Compensation
Voting power of stock	10.00%